Summary of Significant Accounting Policies (Details Narrative) (10-K) - John Keeler & Co., Inc. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Restricted cash	$ 58,503		$ 29,498	$ 193,674
Allowances for doubtful accounts			155,000	134,000
Allowance for bad debt
In-transit inventory			6,148,000	5,363,000
Allowance for inventory			39,300	48,500
Due from related party for future shipments	1,079,600		0	982,000
Foreign currency translation adjustment	$ 18,721	$ 21,130	56,010	(11,868)
Advertising expenses			$ 108,000	$ 82,500
Effective income tax rate	23.242%	39.22%	34.92%	68.09%
Three Customers [Member] | Revenue [Member]
Concentration Risk percentage			63.00%	60.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk percentage			66.00%	63.00%
Three Suppliers [Member]
Concentration Risk percentage			75.00%
Indonesia, Philippines, China [Member]
Concentration Risk percentage			93.00%
Four Suppliers [Member]
Concentration Risk percentage				70.00%
Indonesia, Philippines, China and USA [Member]
Concentration Risk percentage				82.00%
Bacolod [Member]
Concentration Risk percentage			53.00%	22.00%